S000088432 [Member] Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Benchmark Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.56%	16.70%
Nasdaq-100 ex Top 30 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.32%	10.68%
iShares Nasdaq-100 ex Top 30 ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	10.38%
Performance Inception Date		Oct. 23, 2024
iShares Nasdaq-100 ex Top 30 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.86%	10.18%
iShares Nasdaq-100 ex Top 30 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.03%	7.91%